Leases - Schedule of Future Minimum Lease Payments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Future minimum annual operating lease liability
2026	$ 1,213
2027	892
2028	885
2029	884
2030 and beyond	3,698
Total future minimum operating and short-term lease payments	7,572
Less effects of discounting	(1,104)
Lease liabilities recognized	6,468	$ 1,460
Future minimum annual finance lease liability
Finance Lease, Liability, to be Paid, Year One	60
Finance Lease, Liability, to be Paid, Year Two	45
Finance Lease, Liability, to be Paid, Year Three	29
Finance Lease, Liability, to be Paid, Year Four	1
Total future minimum operating and short-term lease payments	135
Less effects of discounting	(6)
Lease liabilities recognized	129
Future minimum annual lease liability
2026	1,273
2027	937
2028	914
2029	885
2030 and beyond	3,698
Total future minimum operating and short-term lease payments	7,707
Less effects of discounting	(1,110)
Lease liabilities recognized	$ 6,597